Premises and Equipment (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Premises and Equipment
Capitalized leases, Principally related to data processing equipment	¥ 66,006	¥ 92,175
Accumulated depreciation on capitalized leases, principally related to data processing equipment	52,223	70,284
BTMU's financing obligation on sales and leaseback of land and buildings	50,875	52,189
Impairment loss of long-lived assets	11,332	9,198	7,480
Impairment loss of real estate held for sale	¥ 199	¥ 1,350	¥ 2,955